Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Incentive Stock Plans
Schedule of assumptions in calculation of fair value of Class B interests granted using an option pricing model

	Year Ended December 31,
	2012	2011
Expected volatility	47%	44%
Expected dividend yield	0%	0%
Expected term (in years)	1.52	1.65
Risk-free interest rate	0.23%	0.35%
Weighted-average grant date fair value per interest	$128.94	$134.84

Summary of changes in Class B interests
Weighted -
Average
	Number of	Grant Date
	Shares	Fair Value
Outstanding at January 1	—	$—
Granted	623,913	32.21
Vested	—	—
Forfeited	—	—
Outstanding at September 30	623,913	32.21

	Year Ended December 31,
	2012		2011
	Number of Class B Interests	Weighted- Average Grant Date Fair Value	Number of Class B Interests	Weighted- Average Grant Date Fair Value
Outstanding at beginning of period	68,662	$15.93	82,153	$—
Granted	2,195	128.94	9,050	134.84
Vested	(20,375)	11.32	(19,046)	3.11
Forfeited	(270)	140.72	(3,495)	19.13

Outstanding at end of year	50,212	22.07	68,662	15.93

Schedule of expected vesting of Class B interests

 The following table provides information regarding the expected vesting of Holdings' outstanding Class B interests at December 31, 2012:

	Year of Vesting
Year of Grant	2013	2014	2015	2016	2017	Total
2010	18,664	14,497	8,664	—	—	41,825
2011	1,711	1,711	1,711	1,329	—	6,462
2012	385	385	385	385	385	1,925

Total	20,760	16,593	10,760	1,714	385	50,212